Share-based payments (Tables)	6 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Reconciliation of Outstanding Share Options
Set out below are summaries of options granted under all plans:

	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	31 Dec 2024	31 Dec 2024	30 Jun 2024	30 Jun 2024

Outstanding as at 1 July	8,484,011	$43.97	8,906,839	$41.93
Granted during the period	-	$-	34,454	$13.47
Forfeited during the period	(13,299)	$1.53	-	$-
Exercised during the period	(582,158)	$1.53	(457,282)	$1.89

Outstanding at the end of the period	7,888,554	$46.98	8,484,011	$43.97

Exercisable at the end of the period	2,854,914	$3.61	3,332,076	$3.01

Reconciliation of Outstanding RSUs
Set out below are summaries of RSUs granted under all plans:

	Number of RSUs	Number of RSUs
	31 Dec 2024	30 Jun 2024

Outstanding as at 1 July	6,612,647	3,623,867
Granted during the period	3,406,801	3,314,794
Forfeited during the period	(20,371)	(221,455)
Exercised during the period	(1,147,672)	(104,559)

Outstanding as at end of period	8,851,405	6,612,647

Exercisable as at end of period	226,445	-